Share Based Payments - Schedule of Fair Value of Employee and Director Stock Options Granted Estimated Using Black-Scholes Option Pricing Model With Following Weighted Average Assumptions (Details) - Employee and Director Stock Options - $ / shares
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock price	$ 162.74	$ 392.35
Exercise price	$ 162.74	$ 354.20
Expected term	5 years 5 months 1 day	6 years 3 months
Expected volatility	76.90%	78.99%
Risk-free interest rate	1.96%	2.67%
Dividend rate	0.00%	0.00%